Statements of Cash Flows (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES
Net income (loss)	$ (575,802)	$ (817,981)
Value of options granted	32,545
Common stock and warrants issued for services	38,451	772,285
Depreciation and amortization	54,190	355
Amortization of debt discount	65,000
Derivative expense	11,646
Loss on debt settlement	20,644
(Increase) in accounts receivable	(5,218)
(Increase) in deposits	(950)
Decrease in prepaid expenses	122,791
(Decrease) in accounts payable and accrued expenses	(33,742)	(42,625)
Increase in accrued expenses, related party	53,987
Net Cash Used in Operating Activities	(216,458)	(87,966)
Purchase of intangible assets	(21,540)
Purchase of property and equipment	(2,000)	(2,988)
Net Cash Used in Investing Activities	(23,540)	(2,988)
Proceeds from common stock	32,500	45,613
Proceeds from convertible debt	187,500
Proceeds from shareholder loans	31,129	24,597
Payments on shareholder loans	(25,124)
Net Cash Provided by Financing Activities	226,005	70,210
Exchange rate effect on cash	11,754
NET DECREASE IN CASH	(2,239)	(20,744)
CASH AT BEGINNING OF YEAR	5,579	26,323
CASH AT END OF YEAR	3,340	5,579
Common stock issued for conversion of debt	100,662
Common stock issued for intangible asset	75,000
Common stock issued for prepaid expenses		800,000
Common stock issued as deferred compensation	72,999
Promissory note issued for intangible asset	177,951
Beneficial conversion feature recorded in connection with convertible debt	$ 76,646	$ 0